July 17, 2003

VIA EDGAR

The United States Securities
   and Exchange Commission

Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:	Nationwide Variable Account - 14 of
Nationwide Life Insurance Company
SEC File No 333-104339
CIK No. 0001190903

Ladies and Gentlemen:

Pursuant to Rule 497(j)  under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Variable Account – 14  (the “Variable Account”)  and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and  (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment  No. 1 to the Registration Statement for the Company and the Variable Account which became effective July 1, 2003.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/  PAIGE L. RYAN
Paige L. Ryan
Variable Products Securities Counsel